FINANCIAL RISK MANAGEMENT - Narrative (Details) $ in Millions	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase or decrease in interest rates basis point	0.0050	0.0050
Basis point increase or decrease in commodity prices	0.0010
Bonds and debentures held	$ 3,876	$ 3,667
Debt securities measured at amortized cost	125	106
Financial assets at fair value through other comprehensive income	3,845	3,637
Allowance account for credit losses of financial assets	12	9
AAA Credit Rating
Disclosure of nature and extent of risks arising from financial instruments [line items]
Bonds and debentures held	1,333	1,337
AA or A Credit Rating
Disclosure of nature and extent of risks arising from financial instruments [line items]
Bonds and debentures held	1,680	1,498
BBB or BB credit rating
Disclosure of nature and extent of risks arising from financial instruments [line items]
Bonds and debentures held	863	832
Market risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	5,721	5,492
Impact of 10% change in value of investments on Equity	$ 572	$ 549